SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Provision for Warranty [Line Items]
Balance, beginning of the year	$ 615	$ 766
Warranties issued during the year	431	582
Settlements made during the year	(110)	(371)
Expirations	(392)	(304)
Foreign currency translation adjustment	0	(58)
Balance end of year	$ 544	$ 615